MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH       TWO WORLD TRADE CENTER,
SECURITIES                                              NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS MARCH 31, 2001

DEAR SHAREHOLDER:

The 12-month period ended March 31, 2001, was one associated with large negative returns in many world markets as investors became increasingly concerned with a rapidly decelerating global economy and its effect on corporate profits. This concern was most evident in the price declines experienced by U.S. growth stocks during the period. A majority of the world's major indexes slid into bear-market territory in the latter half of 2000, exacerbated by the continued weakness of many overseas currencies relative to the U.S. dollar.

PERFORMANCE

For the 12-month period ended March 31, 2001, the Class B shares of Morgan Stanley Dean Witter Global Dividend Growth Securities posted a total return of -5.18 percent, outperforming the Morgan Stanley Capital International (MSCI) World Index, which returned -25.10 percent. For the same period, the Fund's Class A, C and D shares posted total returns of -4.52 percent, -5.15 percent and -4.26 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI World Index.

During the period under review, value stocks outperformed growth issues for the first time in several years. Because the Fund pursues a value-oriented investment strategy, this turnaround contributed positively to its relative performance. Another factor that enhanced the Fund's return was its underweighting of the U.S. equity market.

UNITED STATES

The U.S. equity market was one of the worst-performing world markets during the fiscal year, with the Standard & Poor's 500 Index falling

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 2001, CONTINUED

21.67 percent. This result underscores how the Fund's geographic diversification can help to balance out negative performance in any one market.

The long-running U.S. equity bull market has officially come to an end, and the market's current woes may soon likewise end the longest U.S. economic expansion since World War II. Consumer confidence in the United States has already been damaged, as evidenced by dramatically decreased consumption. Corporate profits are also under great pressure, with the combination of slower demand, excess inventories and higher production costs hurting margins. Whether or not the U.S. economy will tip into recession remains to be seen. Historically, stocks have tended to bottom out three to six months before economic and profit growth. If this holds true again, it is likely that investors will soon be looking to hold high-quality cyclical stocks that are highly sensitive to the economic cycle. The Fund is overweighted in these sectors in anticipation of that outcome. Of course, there can be no guarantee that such a scenario will come to pass. We are currently targeting 33 percent of the Fund's net assets toward U.S. equities, unchanged from six months ago.

JAPAN AND THE PACIFIC RIM

Despite the Japanese economy's having been mired in a decade-long recession, we believe that there are many truly great global companies domiciled there. Our stock selection framework emphasizes large and well-established global companies that are leaders in their industries. Often, investors will overlook great investment opportunities in a country whose domestic economy is suffering. This, we believe, is the case among some of Japan's exporters, including Sony, Sharp, NEC, TDK, Toyota and Nintendo. Many of these companies are acting more like U.S. or European companies than traditional Japanese companies in that they are restructuring, buying back their own stock, issuing stock to employees as an incentive and focusing on creating value for shareholders. Although the picture of Japan's political and macroeconomic situation remains bleak, we have found many compelling investment candidates in the market. Japan does not necessarily need to resolve its economic problems for these companies to thrive in their global businesses. We are currently targeting 10 percent of the Fund's net assets toward Japan, down from 13 percent six months ago.

Outside Japan, the Fund is exposed to two smaller developed Asian markets: Hong Kong and Singapore. Both countries' stock markets have fallen, in line with other world markets, yet, in our view, they are more geared toward a global economic upturn. Together, Hong Kong and Singapore represent only 3 percent of the Fund's net assets, and our holdings there consist of several very large, well-established companies in the region. As the global economy recovers, we believe that these markets could perform very well.

EUROPE

So far, economic growth has held up better in Europe than in the United States, yet stocks there have declined in anticipation of worsening conditions. Most recently, measures of business confidence, industrial production and retail sales have pointed toward a meaningful slowdown. This

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 2001, CONTINUED

shift may prompt the European Central Bank to follow the U.S. Federal Reserve Board's lead by cutting interest rates in an effort to stimulate growth. Similar trends in economic activity in the United Kingdom are also apparent, leading us to believe that the Bank of England will also cut rates.

We believe the euro has bottomed and that, over the medium to long term, Europe's currencies should strengthen against the U.S. dollar, which would enhance the Fund's returns. Inflation and interest-rate differentials between Europe and the United States have narrowed significantly, further supporting the euro.

The Fund remains overweighted in Europe, targeting 34 percent and 11 percent of its net assets toward continental Europe and the United Kingdom, respectively. Within Europe, the Fund is most exposed to financials, telecommunications services, consumer staples and chemicals.

AUSTRALIA AND CANADA

We remain exposed to the resource-oriented markets of Australia and Canada, each currently representing 3 percent of the Fund's net assets. We believe that valuations among high-quality stocks in those countries are reasonable and that both markets could benefit from a cyclical upturn in global economic growth. Overall, these markets offer the prospect of greater returns and reduced portfolio risk.

LOOKING AHEAD

We remain optimistic about the long-term prospects for the stocks of well-established large-cap companies around the world. We will remain sensitive to any developments that would necessitate a change to the Fund's country allocations and portfolio holdings.

We appreciate your ongoing support of Morgan Stanley Dean Witter Global Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH
SECURITIES
FUND PERFORMANCE MARCH 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000--CLASS B SHARES
($ In Thousands)

       DATE           TOTAL     MSCI WORLD (4)
June 30, 1993           10,000          10,000
September 30, 1993      10,560          10,469
December 31, 1993       10,588          10,638
March 31, 1994          10,889          10,703
June 30, 1994           11,145          11,024
September 30, 1994      11,664          11,260
December 31, 1994       11,339          11,178
March 31, 1995          11,935          11,701
June 30, 1995           12,508          12,200
September 30, 1995      13,003          12,882
December 31, 1995       13,597          13,494
March 31, 1996          14,175          14,043
June 30, 1996           14,661          14,450
September 30, 1996      14,941          14,642
December 31, 1996       15,892          15,313
March 31, 1997          15,958          15,357
June 30, 1997           18,098          17,668
September 30, 1997      18,644          18,174
December 31, 1997       17,753          17,727
March 31, 1998          19,693          20,265
June 30, 1998           19,427          20,677
September 30, 1998      16,974          18,199
December 31, 1998       19,791          22,041
March 31, 1999          19,776          22,827
June 30, 1999           21,674          23,917
September 30, 1999      21,331          23,562
December 31, 1999       22,481          27,537
March 31, 2000          21,220          27,819
June 30, 2000           21,007          26,833
September 30, 2000      20,213          25,485
December 31, 2000       21,606          23,908
March 31, 2001      20,122 (3)          20,835

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND
    CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
__________________________AVERAGE ANNUAL TOTAL RETURNS__________________________

                        CLASS A*
   ---------------------------------------------------
   1 Year                     -4.52%(1)      -9.54%(2)
   Since Inception (7/28/97)   2.69 (1)       1.20 (2)

                        CLASS B**
   ---------------------------------------------------
   1 Year                     -5.18%(1)      -9.64%(2)
   5 Years                     7.26 (1)       7.00 (2)
   Since Inception (6/30/93)   9.44 (1)       9.44 (2)

                        CLASS C+
   ---------------------------------------------------
   1 Year                     -5.15%(1)      -6.05%(2)
   Since Inception (7/28/97)   1.97 (1)       1.97 (2)

                        CLASS D++
   ---------------------------------------------------
   1 Year                     -4.26%(1)
   Since Inception (7/28/97)   2.94 (1)

------------------------

      (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
      (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the
           Fund's current prospectus for complete details on fees and sales charges.
      (3)  Closing value assuming a complete redemption on March 31, 2001.
      (4) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
       *   The maximum front-end sales charge for Class A is 5.25%.
      **   The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
       +   The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
      ++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 2001

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (98.0%)
            AUSTRALIA (3.1%)
            AIRLINES
 7,500,000  Qantas Airways Ltd..................................................................  $    8,840,947
                                                                                                  --------------
            CONTAINERS/PACKAGING
 4,250,000  Amcor Ltd...........................................................................      11,545,380
                                                                                                  --------------
            MAJOR BANKS
 1,550,000  Australia & New Zealand Banking Group Ltd...........................................      10,361,251
   800,000  Commonwealth Bank of Australia......................................................      11,099,088
                                                                                                  --------------
                                                                                                      21,460,339
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS
 3,500,000  Telstra Corp., Ltd..................................................................      10,900,197
                                                                                                  --------------
            OIL & GAS PRODUCTION
 3,500,000  Santos Ltd..........................................................................      11,409,552
                                                                                                  --------------

            TOTAL AUSTRALIA.....................................................................      64,156,415
                                                                                                  --------------
            BELGIUM (0.7%)
            FINANCIAL CONGLOMERATES
   550,000  Fortis (B Shares)...................................................................      14,346,640
                                                                                                  --------------

            CANADA (3.1%)
            ALUMINUM
   400,000  Alcan Inc...........................................................................      14,345,510
                                                                                                  --------------
            FINANCIAL CONGLOMERATES
   880,000  Brascan Corp. (Class A).............................................................      14,370,878
                                                                                                  --------------
            MAJOR BANKS
   425,000  Toronto-Dominion Bank...............................................................      10,646,563
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS
   500,000  Telus Corp. (Non-Voting)............................................................       9,893,455
                                                                                                  --------------
            OIL & GAS PIPELINES
   550,000  Enbridge Inc........................................................................      14,772,006
                                                                                                  --------------

            TOTAL CANADA........................................................................      64,028,412
                                                                                                  --------------

            FINLAND (1.3%)
            INFORMATION TECHNOLOGY SERVICES
   550,000  Tietoenator Oyj ABP.................................................................      13,261,600
                                                                                                  --------------
            TELECOMMUNICATION EQUIPMENT
   580,000  Nokia Oyj...........................................................................      13,837,482
                                                                                                  --------------
            TOTAL FINLAND.......................................................................      27,099,082
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

            FRANCE (6.0%)
            AUTOMOTIVE AFTERMARKET
   425,000  Compagnie Generale des Etablissements Michelin (B Shares)...........................  $   13,746,689
                                                                                                  --------------
            CONSTRUCTION MATERIALS
   185,000  Lafarge S.A.........................................................................      16,220,800
                                                                                                  --------------
            CONTAINERS/PACKAGING
   120,000  Compagnie de Saint-Gobain...........................................................      17,202,816
                                                                                                  --------------
            MAJOR BANKS
   200,000  BNP Paribas S.A.....................................................................      16,711,808
   260,000  Societe Generale (A Shares).........................................................      15,957,760
                                                                                                  --------------
                                                                                                      32,669,568
                                                                                                  --------------
            MISCELLANEOUS MANUFACTURING
   300,000  Compagnie Generale d'Industrie et de Participations.................................      12,494,400
                                                                                                  --------------
            MULTI-LINE INSURANCE
   265,000  Assurances Generales de France......................................................      15,521,114
                                                                                                  --------------
            OIL REFINING/MARKETING
   120,000  Total Fina Elf S.A..................................................................      16,150,656
                                                                                                  --------------

            TOTAL FRANCE........................................................................     124,006,043
                                                                                                  --------------

            GERMANY (5.1%)
            APPAREL/FOOTWEAR
   275,000  Adidas-Salomon AG...................................................................      14,828,880
                                                                                                  --------------
            CHEMICALS: MAJOR DIVERSIFIED
   400,000  BASF AG.............................................................................      15,712,256
   350,000  Bayer AG............................................................................      14,699,552
                                                                                                  --------------
                                                                                                      30,411,808
                                                                                                  --------------
            INDUSTRIAL CONGLOMERATES
   300,000  E. ON AG............................................................................      14,204,160
   600,000  MAN AG..............................................................................      14,414,592
   150,000  Siemens AG (Registered Shares)......................................................      15,387,840
                                                                                                  --------------
                                                                                                      44,006,592
                                                                                                  --------------
            MOTOR VEHICLES
   350,000  DaimlerChrylser AG (Registered Shares)..............................................      15,374,688
                                                                                                  --------------

            TOTAL GERMANY.......................................................................     104,621,968
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 2001, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            HONG KONG (2.0%)
            ELECTRIC UTILITIES
 3,000,000  CLP Holdings Ltd....................................................................  $   15,886,041
                                                                                                  --------------
            REAL ESTATE DEVELOPMENT
 1,175,000  Cheung Kong (Holdings) Ltd..........................................................      12,316,009
 1,450,000  Sun Hung Kai Properties Ltd.........................................................      13,757,645
                                                                                                  --------------
                                                                                                      26,073,654
                                                                                                  --------------

            TOTAL HONG KONG.....................................................................      41,959,695
                                                                                                  --------------
            IRELAND (0.7%)
            MAJOR BANKS
 1,500,000  Allied Irish Banks PLC..............................................................      14,993,280
                                                                                                  --------------
            ITALY (2.9%)
            COMMERCIAL PRINTING/FORMS
   184,800  Seat-Pagine Gialle SpA..............................................................         220,202
                                                                                                  --------------
            MAJOR BANKS
 1,150,000  San Paolo - IMI SpA.................................................................      15,417,213
 3,500,000  Unicredito Italiano SpA.............................................................      15,037,120
                                                                                                  --------------
                                                                                                      30,454,333
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS
 2,800,000  Telecom Italia SpA..................................................................      15,024,845
                                                                                                  --------------
            WIRELESS COMMUNICATIONS
 3,500,000  Telecom Italia Mobile SpA...........................................................      13,165,152
                                                                                                  --------------

            TOTAL ITALY.........................................................................      58,864,532
                                                                                                  --------------
            JAPAN (10.6%)
            BEVERAGES: ALCOHOLIC
 1,500,000  Kirin Brewery Co., Ltd..............................................................      13,556,436
                                                                                                  --------------
            DEPARTMENT STORES
   950,000  Marui Co., Ltd......................................................................      13,017,822
                                                                                                  --------------
            ELECTRICAL PRODUCTS
 1,300,000  Matsushita Electric Works, Ltd......................................................      13,612,673
                                                                                                  --------------
            ELECTRONIC COMPONENTS
   200,000  TDK Corp............................................................................      13,069,307
                                                                                                  --------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
   125,000  Kyocera Corp........................................................................      11,277,228
   650,000  Matsushita Electric Industrial Co., Ltd.............................................      11,661,386
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
   850,000  NEC Corp............................................................................  $   13,451,881
                                                                                                  --------------
                                                                                                      36,390,495
                                                                                                  --------------
            ELECTRONICS/APPLIANCES
   975,000  Sharp Corp..........................................................................      12,325,545
   200,000  Sony Corp...........................................................................      14,099,010
                                                                                                  --------------
                                                                                                      26,424,555
                                                                                                  --------------
            FINANCE/RENTAL/LEASING
   160,000  Acom Co., Ltd.......................................................................      12,838,020
                                                                                                  --------------
            MOTOR VEHICLES
   330,000  Honda Motor Co., Ltd................................................................      13,382,970
   375,000  Toyota Motor Corp...................................................................      12,920,792
                                                                                                  --------------
                                                                                                      26,303,762
                                                                                                  --------------
            PHARMACEUTICALS: MAJOR
   240,000  Takeda Chemical Industries, Ltd.....................................................      11,500,990
                                                                                                  --------------
            PHARMACEUTICALS: OTHER
   525,000  Taisho Pharmaceutical Co., Ltd......................................................      11,123,762
                                                                                                  --------------
            RECREATIONAL PRODUCTS
    85,000  Nintendo Co., Ltd...................................................................      13,808,713
                                                                                                  --------------
            TOBACCO
     2,014  Japan Tobacco, Inc..................................................................      13,208,649
                                                                                                  --------------
            WIRELESS COMMUNICATIONS
       750  NTT DoCoMo, Inc.....................................................................      12,950,495
                                                                                                  --------------

            TOTAL JAPAN.........................................................................     217,805,679
                                                                                                  --------------

            NETHERLANDS (3.9%)
            CHEMICALS: SPECIALTY
   450,000  DSM NV..............................................................................      15,624,576
                                                                                                  --------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
   550,000  Koninklijke (Royal) Philips Electronics NV..........................................      14,997,664
                                                                                                  --------------
            FINANCIAL CONGLOMERATES
   250,000  ING Groep NV (Netherlands)..........................................................      16,220,800
                                                                                                  --------------
            FINANCIAL PUBLISHING/SERVICES
   700,000  Wolters Kluwer NV...................................................................      17,486,023
                                                                                                  --------------
            FOOD: MAJOR DIVERSIFIED
   300,000  Unilever NV.........................................................................      15,808,704
                                                                                                  --------------

            TOTAL NETHERLANDS...................................................................      80,137,767
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 2001, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            PORTUGAL (0.7%)
            MAJOR TELECOMMUNICATIONS
 1,750,000  Portugal Telecom, S.A. (Registered Shares)..........................................  $   14,883,680
                                                                                                  --------------

            SINGAPORE (1.1%)
            AIRLINES
 1,500,000  Singapore Airlines Ltd..............................................................      11,295,681
                                                                                                  --------------
            MAJOR BANKS
 1,300,000  DBS Group Holdings Ltd..............................................................      11,733,112
                                                                                                  --------------

            TOTAL SINGAPORE.....................................................................      23,028,793
                                                                                                  --------------

            SPAIN (2.2%)
            ELECTRIC UTILITIES
 1,100,000  Iberdrola S.A.......................................................................      15,508,839
                                                                                                  --------------
            MAJOR BANKS
 1,550,000  Banco Santander Central Hispano, S.A................................................      14,066,064
                                                                                                  --------------
            OIL REFINING/MARKETING
   900,000  Repsol-YPF, S.A.....................................................................      15,837,638
                                                                                                  --------------
            TOTAL SPAIN.........................................................................      45,412,541
                                                                                                  --------------

            SWEDEN (2.6%)
            ELECTRONICS/APPLIANCES
 1,000,000  Electrolux AB (Series B)............................................................      13,149,055
                                                                                                  --------------
            ENGINEERING & CONSTRUCTION
   375,000  Skanska AB (B Shares)...............................................................      13,353,009
                                                                                                  --------------
            INDUSTRIAL MACHINERY
   725,000  Sandvik AB (B Shares)...............................................................      13,151,454
                                                                                                  --------------
            REGIONAL BANKS
 2,150,000  Nordea AB...........................................................................      13,000,288
                                                                                                  --------------
            TOTAL SWEDEN........................................................................      52,653,806
                                                                                                  --------------
            SWITZERLAND (6.2%)
            CHEMICALS: AGRICULTURAL
    16,000  Syngenta AG (ADR)*..................................................................         816,607
                                                                                                  --------------
            FOOD: MAJOR DIVERSIFIED
    11,000  Nestle S.A. (Registered Shares).....................................................      22,816,263
                                                                                                  --------------
            MAJOR BANKS
   145,000  UBS AG (Registered Shares)..........................................................      20,746,359
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS
    90,000  Swisscom AG (Registered Shares).....................................................      20,128,455
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            OTHER CONSUMER SPECIALTIES
     8,500  Compagnie Financiere Richemont AG (Series A)........................................  $   19,005,333
                                                                                                  --------------
            PHARMACEUTICALS: MAJOR
    15,000  Novartis AG (Registered Shares).....................................................      23,302,558
                                                                                                  --------------
            PROPERTY - CASUALTY INSURERS
    10,000  Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares)..................      20,013,763
                                                                                                  --------------

            TOTAL SWITZERLAND...................................................................     126,829,338
                                                                                                  --------------

            UNITED KINGDOM (11.7%)
            AEROSPACE & DEFENSE
 3,500,000  BAE Systems PLC.....................................................................      15,578,325
                                                                                                  --------------
            AIRLINES
 3,000,000  British Airways PLC.................................................................      13,395,375
                                                                                                  --------------
            APPAREL/FOOTWEAR RETAIL
 1,300,000  Next PLC............................................................................      16,326,765
                                                                                                  --------------
            BEVERAGES: ALCOHOLIC
 1,700,000  Bass PLC............................................................................      16,627,275
 1,700,000  Diageo PLC..........................................................................      17,036,932
                                                                                                  --------------
                                                                                                      33,664,207
                                                                                                  --------------
            CONSTRUCTION MATERIALS
 2,500,000  Hanson PLC..........................................................................      14,414,203
                                                                                                  --------------
            ELECTRIC UTILITIES
 1,700,000  PowerGen PLC........................................................................      17,229,713
 1,800,000  United Utilities PLC................................................................      15,615,180
                                                                                                  --------------
                                                                                                      32,844,893
                                                                                                  --------------
            ELECTRONIC COMPONENTS
 6,000,000  Cookson Group PLC...................................................................      12,459,825
                                                                                                  --------------
            FINANCIAL CONGLOMERATES
 1,000,000  HSBC Holdings PLC...................................................................      11,763,876
                                                                                                  --------------
            MAJOR BANKS
   700,000  Royal Bank of Scotland Group PLC....................................................      15,866,078
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS
 1,600,000  British Telecommunications PLC......................................................      11,566,800
                                                                                                  --------------
            MOVIES/ENTERTAINMENT
 7,000,000  Rank Group PLC......................................................................      18,182,981
                                                                                                  --------------
            STEEL
15,350,000  Corus Group PLC.....................................................................      13,599,141
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 2001, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            TOBACCO
 2,000,000  British American Tobacco PLC........................................................  $   14,713,650
                                                                                                  --------------
            WATER UTILITIES
 1,638,000  Severn Trent PLC....................................................................      16,125,352
                                                                                                  --------------

            TOTAL UNITED KINGDOM................................................................     240,501,471
                                                                                                  --------------
            UNITED STATES (34.1%)
            ALUMINUM
   615,000  Alcoa, Inc..........................................................................      22,109,250
                                                                                                  --------------
            AUTO PARTS: O.E.M.
    68,739  Visteon Corp........................................................................       1,033,834
                                                                                                  --------------
            CHEMICALS: MAJOR DIVERSIFIED
   625,000  Dow Chemical Co. (The)..............................................................      19,731,250
                                                                                                  --------------
            COAL
   560,000  Massey Energy Co....................................................................      13,395,200
                                                                                                  --------------
            COMPUTER PROCESSING HARDWARE
 1,075,000  Compaq Computer Corp................................................................      19,565,000
   750,000  Hewlett-Packard Co..................................................................      23,452,500
   210,000  International Business Machines Corp................................................      20,197,800
                                                                                                  --------------
                                                                                                      63,215,300
                                                                                                  --------------
            DEPARTMENT STORES
   600,000  Sears, Roebuck & Co.................................................................      21,162,000
                                                                                                  --------------
            DISCOUNT STORES
   600,000  Target Corp.........................................................................      21,648,000
                                                                                                  --------------
            ELECTRIC UTILITIES
   330,000  FPL Group, Inc......................................................................      20,229,000
   625,000  GPU, Inc............................................................................      20,306,250
                                                                                                  --------------
                                                                                                      40,535,250
                                                                                                  --------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
    82,001  Agilent Technologies, Inc.*.........................................................       2,519,891
                                                                                                  --------------
            ENGINEERING & CONSTRUCTION
   500,000  Fluor Corp..........................................................................      22,250,000
                                                                                                  --------------
            FINANCIAL CONGLOMERATES
   454,708  Citigroup, Inc......................................................................      20,452,766
                                                                                                  --------------
            FOOD RETAIL
   685,000  Albertson's, Inc....................................................................      21,796,700
                                                                                                  --------------
            INDUSTRIAL CONGLOMERATES
   500,000  Honeywell International, Inc........................................................      20,400,000
   200,000  Minnesota Mining & Manufacturing Co.................................................      20,780,000
                                                                                                  --------------
                                                                                                      41,180,000
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY SERVICES
   355,000  Electronic Data Systems Corp........................................................  $   19,830,300
                                                                                                  --------------
            INTEGRATED OIL
   240,000  Chevron Corp........................................................................      21,072,000
                                                                                                  --------------
            MAJOR BANKS
   420,000  Bank of America Corp................................................................      22,995,000
   845,000  KeyCorp.............................................................................      21,801,000
                                                                                                  --------------
                                                                                                      44,796,000
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS
   475,000  SBC Communications, Inc.............................................................      21,199,250
   900,000  Sprint Corp. (FON Group)............................................................      19,791,000
   400,000  Verizon Communications Inc..........................................................      19,720,000
                                                                                                  --------------
                                                                                                      60,710,250
                                                                                                  --------------
            MOTOR VEHICLES
   700,000  Ford Motor Co.......................................................................      19,684,000
                                                                                                  --------------
            OIL REFINING/MARKETING
   600,000  Ashland, Inc........................................................................      23,040,000
   770,000  USX-Marathon Group..................................................................      20,751,500
                                                                                                  --------------
                                                                                                      43,791,500
                                                                                                  --------------
            OTHER METALS/MINERALS
   415,000  Phelps Dodge Corp...................................................................      16,674,700
                                                                                                  --------------
            PACKAGED SOFTWARE
   725,000  Computer Associates International, Inc..............................................      19,720,000
                                                                                                  --------------
            PHARMACEUTICALS: MAJOR
   325,000  Bristol-Myers Squibb Co.............................................................      19,305,000
                                                                                                  --------------
            PULP & PAPER
   570,000  International Paper Co..............................................................      20,565,600
                                                                                                  --------------
            RECREATIONAL PRODUCTS
   500,000  Eastman Kodak Co....................................................................      19,945,000
                                                                                                  --------------
            SAVINGS BANKS
   440,000  Washington Mutual, Inc..............................................................      24,090,000
                                                                                                  --------------
            SEMICONDUCTORS
   700,000  Intel Corp..........................................................................      18,418,750
                                                                                                  --------------
            TOBACCO
   470,000  Philip Morris Companies, Inc........................................................      22,301,500
                                                                                                  --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
   525,000  Deere & Co..........................................................................      19,078,500
                                                                                                  --------------

            TOTAL UNITED STATES.................................................................     701,012,541
                                                                                                  --------------

            TOTAL COMMON STOCKS
            (COST $1,978,831,674)...............................................................   2,016,341,683
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 2001, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (a) (1.2%)
            U.S. GOVERNMENT AGENCY
$   24,000  Federal Home Loan Mortgage Corp. 5.13% due 04/02/01 (COST $23,996,580)..............  $   23,996,580
                                                                                                  --------------

TOTAL INVESTMENTS
(COST $2,002,828,254) (b)...............................................................   99.2%    2,040,338,263

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.8        16,300,491
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,056,638,754
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $275,196,150 and the aggregate gross unrealized depreciation is $237,686,141, resulting in net unrealized appreciation of $37,510,009.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT MARCH 31, 2001:

  CONTRACT TO          IN        DELIVERY    UNREALIZED
    DELIVER       EXCHANGE FOR     DATE     APPRECIATION
--------------------------------------------------------
JPY 996,888,861    $8,085,068   04/02/2001    $188,918

CURRENCY ABBREVIATION:
------------------------

JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS MARCH 31, 2001

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace & Defense.............................................................  $   15,578,325      0.8%
Airlines........................................................................      33,532,004      1.6
Aluminum........................................................................      36,454,760      1.8
Apparel/Footwear................................................................      14,828,880      0.7
Apparel/Footwear Retail.........................................................      16,326,765      0.8
Auto Parts: O.E.M...............................................................       1,033,835      0.1
Automotive Aftermarket..........................................................      13,746,690      0.7
Beverages: Alcoholic............................................................      47,220,643      2.3
Chemicals: Agricultural.........................................................         816,607      0.0
Chemicals: Major Diversified....................................................      50,143,058      2.4
Chemicals: Specialty............................................................      15,624,576      0.8
Coal............................................................................      13,395,200      0.7
Commercial Printing/Forms.......................................................         220,202      0.0
Computer Processing Hardware....................................................      63,215,300      3.1
Construction Materials..........................................................      30,635,003      1.5
Containers/Packaging............................................................      28,748,196      1.4
Department Stores...............................................................      34,179,822      1.7
Discount Stores.................................................................      21,648,000      1.1
Electric Utilities..............................................................     104,775,022      5.1
Electrical Products.............................................................      13,612,673      0.7
Electronic Components...........................................................      25,529,132      1.2
Electronic Equipment/Instruments................................................      53,908,050      2.6
Electronics/Appliances..........................................................      39,573,609      1.9
Engineering & Construction......................................................      35,603,009      1.7
Finance/Rental/Leasing..........................................................      12,838,020      0.6
Financial Conglomerates.........................................................      77,154,960      3.7
Financial Publishing/Services...................................................      17,486,022      0.8
Food Retail.....................................................................      21,796,700      1.1
Food: Major Diversified.........................................................      38,624,967      1.9
Industrial Conglomerates........................................................      85,186,592      4.1
Industrial Machinery............................................................      13,151,454      0.6
Information Technology Services.................................................      33,091,900      1.6
Integrated Oil..................................................................      21,072,000      1.0
Major Banks.....................................................................     217,431,694     10.6
Major Telecommunications........................................................     143,107,682      6.9
                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Miscellaneous Manufacturing.....................................................  $   12,494,400      0.6%
Motor Vehicles..................................................................      61,362,450      3.0
Movies/Entertainment............................................................      18,182,981      0.9
Multi-Line Insurance............................................................      15,521,114      0.8
Oil & Gas Pipelines.............................................................      14,772,007      0.7
Oil & Gas Production............................................................      11,409,552      0.6
Oil Refining/Marketing..........................................................      75,779,794      3.7
Other Consumer Specialties......................................................      19,005,333      0.9
Other Metals/Minerals...........................................................      16,674,700      0.8
Packaged Software...............................................................      19,720,000      1.0
Pharmaceuticals: Major..........................................................      54,108,548      2.6
Pharmaceuticals: Other..........................................................      11,123,762      0.5
Property - Casualty Insurers....................................................      20,013,763      1.0
Pulp & Paper....................................................................      20,565,600      1.0
Real Estate Development.........................................................      26,073,654      1.3
Recreational Products...........................................................      33,753,713      1.6
Regional Banks..................................................................      13,000,288      0.6
Savings Banks...................................................................      24,090,000      1.2
Semiconductors..................................................................      18,418,750      0.9
Steel...........................................................................      13,599,141      0.7
Telecommunication Equipment.....................................................      13,837,482      0.7
Tobacco.........................................................................      50,223,800      2.4
Trucks/Construction/Farm Machinery..............................................      19,078,500      0.9
U.S. Government Agency..........................................................      23,996,580      1.2
Water Utilities.................................................................      16,125,352      0.8
Wireless Communications.........................................................      26,115,647      1.2
                                                                                  --------------     ----
                                                                                  $2,040,338,263     99.2%
                                                                                  --------------     ----
                                                                                  --------------     ----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $2,016,341,683     98.0%
Short-Term Investment...........................................................      23,996,580      1.2
                                                                                  --------------     ----
                                                                                  $2,040,338,263     99.2%
                                                                                  --------------     ----
                                                                                  --------------     ----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001

ASSETS:
Investments in securities, at value (cost $2,002,828,254)...................................  $2,040,338,263
Unrealized appreciation on open forward foreign currency contract...........................         188,918
Cash........................................................................................       1,754,658
Receivable for:
    Investments sold........................................................................      10,753,554
    Dividends...............................................................................       5,426,210
    Foreign withholding taxes
      reclaimed.............................................................................       2,941,473
    Shares of beneficial interest sold......................................................       1,011,104
Prepaid expenses and other assets...........................................................          76,953
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,062,491,133
                                                                                              --------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............................................       2,450,608
    Plan of distribution fee................................................................       1,760,375
    Investment management fee...............................................................       1,327,052
Accrued expenses and other payables.........................................................         314,344
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       5,852,379
                                                                                              --------------
     NET ASSETS.............................................................................  $2,056,638,754
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,080,831,388
Net unrealized appreciation.................................................................      37,118,609
Accumulated undistributed net investment income.............................................       5,165,947
Accumulated net realized loss...............................................................     (66,477,190)
                                                                                              --------------
     NET ASSETS.............................................................................  $2,056,638,754
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................     $36,311,410
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       3,270,504
     NET ASSET PER SHARE....................................................................          $11.10
                                                                                              ==============
     MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).......................................          $11.71
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $1,973,903,020
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     177,559,898
     NET ASSET PER SHARE....................................................................          $11.12
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................     $14,734,662
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,330,419
     NET ASSET PER SHARE....................................................................          $11.08
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................     $31,689,662
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       2,849,653
     NET ASSET PER SHARE....................................................................          $11.12
                                                                                              ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2001

NET INVESTMENT INCOME:

INCOME
Dividends (net of $5,446,152 foreign withholding tax)........................................  $  62,925,767
Interest.....................................................................................      4,791,304
                                                                                               -------------

     TOTAL INCOME............................................................................     67,717,071
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................         99,044
Plan of distribution fee (Class B shares)....................................................     24,056,248
Plan of distribution fee (Class C shares)....................................................        148,548
Investment management fee....................................................................     18,326,397
Transfer agent fees and expenses.............................................................      3,475,743
Custodian fees...............................................................................        605,684
Shareholder reports and notices..............................................................        237,668
Registration fees............................................................................         68,815
Professional fees............................................................................         63,040
Trustees' fees and expenses..................................................................         17,071
Other........................................................................................         21,561
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     47,119,819
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................     20,597,252
                                                                                               -------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
    Investments..............................................................................    (15,224,799)
    Foreign exchange transactions............................................................       (461,690)
                                                                                               -------------

     NET LOSS................................................................................    (15,686,489)
                                                                                               -------------
Net change in unrealized appreciation/ depreciation on:
    Investments..............................................................................   (127,847,051)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................       (217,828)
                                                                                               -------------

     NET DEPRECIATION........................................................................   (128,064,879)
                                                                                               -------------

     NET LOSS................................................................................   (143,751,368)
                                                                                               -------------

NET DECREASE.................................................................................  $(123,154,116)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              MARCH 31, 2001  MARCH 31, 2000
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $   20,597,252  $   34,054,425
Net realized gain (loss)....................................................     (15,686,489)    415,807,416
Net change in unrealized appreciation.......................................    (128,064,879)   (204,074,148)
                                                                              --------------  --------------

     NET INCREASE (DECREASE)................................................    (123,154,116)    245,787,693
                                                                              --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........................................................        (636,785)       (928,326)
    Class B shares..........................................................     (19,846,487)    (45,697,105)
    Class C shares..........................................................        (133,108)       (244,145)
    Class D shares..........................................................      (1,428,440)     (1,628,170)
Net realized gain
    Class A shares..........................................................      (2,078,262)     (4,957,870)
    Class B shares..........................................................    (136,009,940)   (368,305,589)
    Class C shares..........................................................        (862,075)     (1,935,417)
    Class D shares..........................................................      (3,860,315)     (7,932,181)
                                                                              --------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................    (164,855,412)   (431,628,803)
                                                                              --------------  --------------
Net decrease from transactions in shares of beneficial interest.............    (668,214,117)   (256,234,981)
                                                                              --------------  --------------

     NET DECREASE...........................................................    (956,223,645)   (442,076,091)

NET ASSETS:
Beginning of period.........................................................   3,012,862,399   3,454,938,490
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $5,165,947 AND
    $2,662,043, RESPECTIVELY)...............................................  $2,056,638,754  $3,012,862,399
                                                                              ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001, CONTINUED

securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001, CONTINUED

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding
$1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.65% to the portion of daily net assets exceeding $3.5 billion but not exceeding
$4.5 billion; and 0.625% to the portion of daily net assets in excess of $4.5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001, CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $39,896,801 at March 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.93%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $66,643, $2,363,092 and $3,499, respectively and received $15,329 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2001 aggregated $806,651,033 and $1,497,210,780, respectively.

For the year ended March 31, 2001, the Fund incurred $143,804 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001, CONTINUED

For the year ended March 31, 2001, the Fund incurred brokerage commissions of $751,260 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At March 31, 2001, included in the Fund's receivable for investments sold were unsettled trades with Morgan Stanley & Co., for $2,492,135.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $21,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,544. At March 31, 2001, the Fund had an accrued pension liability of $66,339 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At March 31, 2001, the Fund had a net capital loss carryover of approximately $33,425,000 which will be available through March 31, 2009 to offset future capital gains to the extent provided by regulations.

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $24,000 during fiscal 2001.

As of March 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $311,608, accumulated net realized loss was charged $3,639,864 and accumulated undistributed net investment income was credited $3,951,472.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                      FOR THE YEAR                 FOR THE YEAR
                                                                         ENDED                         ENDED
                                                                     MARCH 31, 2001               MARCH 31, 2000
                                                              ----------------------------  ---------------------------
                                                                 SHARES         AMOUNT         SHARES        AMOUNT
                                                              ------------  --------------  ------------  -------------
CLASS A SHARES
Sold........................................................    4,740,121   $  55,851,527     4,124,442   $  54,870,198
Reinvestment of dividends and distributions.................      219,156       2,540,173       426,081       5,518,151
Redeemed....................................................   (5,293,560)    (62,628,826)   (3,648,207)    (47,923,994)
                                                              -----------   -------------   -----------   -------------
Net increase (decrease) - Class A...........................     (334,283)     (4,237,126)      902,316      12,464,355
                                                              -----------   -------------   -----------   -------------

CLASS B SHARES
Sold........................................................    7,766,188      91,834,888    17,079,751     231,824,851
Reinvestment of dividends and distributions.................   12,413,872     144,189,755    29,414,839     382,988,816
Redeemed....................................................  (73,145,156)   (858,866,035)  (69,348,420)   (907,049,946)
                                                              -----------   -------------   -----------   -------------
Net decrease - Class B......................................  (52,965,096)   (622,841,392)  (22,853,830)   (292,236,279)
                                                              -----------   -------------   -----------   -------------
CLASS C SHARES
Sold........................................................      703,813       8,287,906       606,768       8,206,945
Reinvestment of dividends and distributions.................       82,500         954,075       161,933       2,091,513
Redeemed....................................................     (857,723)    (10,038,348)     (404,616)     (5,255,312)
                                                              -----------   -------------   -----------   -------------
Net increase (decrease) - Class C...........................      (71,410)       (796,367)      364,085       5,043,146
                                                              -----------   -------------   -----------   -------------

CLASS D SHARES
Sold........................................................    3,359,217      40,209,529     3,357,181      45,082,025
Reinvestment of dividends and distributions.................      445,023       5,163,624       724,675       9,401,482
Redeemed....................................................   (7,138,916)    (85,712,385)   (2,666,619)    (35,989,710)
                                                              -----------   -------------   -----------   -------------
Net increase (decrease) - Class D...........................   (3,334,676)    (40,339,232)    1,415,237      18,493,797
                                                              -----------   -------------   -----------   -------------
Net decrease in Fund........................................  (56,705,465)  $(668,214,117)  (20,172,192)  $(256,234,981)
                                                              ===========   =============   ===========   =============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At March 31, 2001, there was an outstanding forward contract.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                  FOR THE PERIOD
                                                                FOR THE YEAR ENDED MARCH 31       JULY 28, 1997*
                                                              -------------------------------        THROUGH
                                                               2001        2000        1999       MARCH 31, 1998
----------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $ 12.46     $ 13.20     $ 14.43        $ 14.91
                                                              -------     -------     -------        -------

Income (loss) from investment operations:
   Net investment income....................................     0.18        0.22        0.17           0.09
   Net realized and unrealized gain (loss)..................    (0.71)       0.86       (0.04)          0.62
                                                              -------     -------     -------        -------

Total income (loss) from investment operations..............    (0.53)       1.08        0.13           0.71
                                                              -------     -------     -------        -------

Less dividends and distributions from:
   Net investment income....................................    (0.20)      (0.29)      (0.14)         (0.16)
   Net realized gain........................................    (0.63)      (1.53)      (1.22)         (1.03)
                                                              -------     -------     -------        -------

Total dividends and distributions...........................    (0.83)      (1.82)      (1.36)         (1.19)
                                                              -------     -------     -------        -------

Net asset value, end of period..............................  $ 11.10     $ 12.46     $ 13.20        $ 14.43
                                                              =======     =======     =======        =======

TOTAL RETURN+...............................................    (4.52)%      8.00%       1.10%          5.77%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     1.15 %(3)    1.13%(3)    1.12%(3)       1.17%(2)

Net investment income.......................................     1.52 %(3)    1.61%(3)    1.39%(3)       1.02%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $36,311     $44,929     $35,673        $13,027

Portfolio turnover rate.....................................       33 %        41%         47%            51%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                            FOR THE YEAR ENDED MARCH 31
                                                              -------------------------------------------------------
                                                              2001++      2000++      1999++      1998*++      1997
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $12.46      $13.19      $14.44      $13.30      $12.86
                                                              ------      ------      ------      ------      ------

Income (loss) from investment operations:
   Net investment income....................................    0.09        0.13        0.10        0.11        0.12
   Net realized and unrealized gain (loss)..................   (0.70)       0.86       (0.06)       2.79        1.44
                                                              ------      ------      ------      ------      ------

Total income (loss) from investment operations..............   (0.61)       0.99        0.04        2.90        1.56
                                                              ------      ------      ------      ------      ------

Less dividends and distributions from:
   Net investment income....................................   (0.10)      (0.19)      (0.07)      (0.12)      (0.13)
   Net realized gain........................................   (0.63)      (1.53)      (1.22)      (1.64)      (0.99)
                                                              ------      ------      ------      ------      ------

Total dividends and distributions...........................   (0.73)      (1.72)      (1.29)      (1.76)      (1.12)
                                                              ------      ------      ------      ------      ------

Net asset value, end of period..............................  $11.12      $12.46      $13.19      $14.44      $13.30
                                                              ======      ======      ======      ======      ======

TOTAL RETURN+...............................................   (5.18)%      7.30%       0.42%      23.41%      12.58%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................    1.90 %(1)   1.79%(1)    1.78%(1)    1.71%       1.75%

Net investment income.......................................    0.77 %(1)   0.95%(1)    0.74%(1)    0.80%       0.93%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions......................  $1,974      $2,873      $3,343      $3,812      $3,038

Portfolio turnover rate.....................................      33 %        41%         47%         51%         40%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                  FOR THE PERIOD
                                                                FOR THE YEAR ENDED MARCH 31       JULY 28, 1997*
                                                              -------------------------------        THROUGH
                                                               2001        2000        1999       MARCH 31, 1998
----------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $ 12.42     $ 13.17     $ 14.42         $14.91
                                                              -------     -------     -------         ------

Income (loss) from investment operations:
   Net investment income....................................     0.10        0.11        0.08           0.02
   Net realized and unrealized gain (loss)..................    (0.71)       0.87       (0.05)          0.62
                                                              -------     -------     -------         ------

Total income (loss) from investment operations..............    (0.61)       0.98        0.03           0.64
                                                              -------     -------     -------         ------

Less dividends and distributions from:
   Net investment income....................................    (0.10)      (0.20)      (0.06)         (0.10)
   Net realized gain........................................    (0.63)      (1.53)      (1.22)         (1.03)
                                                              -------     -------     -------         ------

Total dividends and distributions...........................    (0.73)      (1.73)      (1.28)         (1.13)
                                                              -------     -------     -------         ------

Net asset value, end of period..............................  $ 11.08     $ 12.42     $ 13.17         $14.42
                                                              =======     =======     =======         ======

TOTAL RETURN+...............................................    (5.15)%      7.22%       0.37%          5.26%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     1.83 %(3)    1.90%(3)    1.85%(3)       1.92%(2)

Net investment income.......................................     0.84 %(3)    0.84%(3)    0.66%(3)       0.24%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $14,735     $17,406     $13,664         $9,711

Portfolio turnover rate.....................................       33 %        41%         47%            51%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                  FOR THE PERIOD
                                                                FOR THE YEAR ENDED MARCH 31       JULY 28, 1997*
                                                              -------------------------------        THROUGH
                                                               2001        2000        1999       MARCH 31, 1998
----------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $ 12.48     $ 13.21     $ 14.44        $ 14.91
                                                              -------     -------     -------        -------

Income (loss) from investments operations:
   Net investment income....................................     0.20        0.25        0.20           0.11
   Net realized and unrealized gain (loss)..................    (0.70)       0.86       (0.05)          0.62
                                                              -------     -------     -------        -------

Total income (loss) from investment operations..............    (0.50)       1.11        0.15           0.73
                                                              -------     -------     -------        -------

Less dividends and distributions from:
   Net investment income....................................    (0.23)      (0.31)      (0.16)         (0.17)
   Net realized gain........................................    (0.63)      (1.53)      (1.22)         (1.03)
                                                              -------     -------     -------        -------

Total dividends and distributions...........................    (0.86)      (1.84)      (1.38)         (1.20)
                                                              -------     -------     -------        -------

Net asset value, end of period..............................  $ 11.12     $ 12.48     $ 13.21        $ 14.44
                                                              =======     =======     =======        =======

TOTAL RETURN+...............................................    (4.26)%      8.28%       1.27%          5.97%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     0.90 %(3)    0.90%(3)    0.90%(3)       0.92%(2)

Net investment income.......................................     1.77 %(3)    1.84%(3)    1.61%(3)       1.21%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $31,690     $77,195     $63,013        $20,032

Portfolio turnover rate.....................................       33 %        41%         47%            51%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH
SECURITIES
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Global Dividend Growth Securities (the "Fund"), including the portfolio of investments, as of March 31, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2000 and the financial highlights for each of the respective stated periods ended March 31, 2000 were audited by other independent accountants whose report, dated May 12, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Global Dividend Growth Securities as of March 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
MAY 15, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

   During the year ended March 31, 2001, the Fund paid to its shareholders $0.51 per share from long-term capital gains. For such period, 38.14% of the income paid qualified for the dividends received deduction available to corporations.
   In addition, the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.03 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.09 per share with respect to this election.
   Of the Fund's ordinary income dividends paid during the fiscal year ended March 31, 2001, 2.96% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Paul D. Vance
Vice President
Matthew T. Haynes
Assistant Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
GLOBAL DIVIDEND
GROWTH SECURITIES


[PHOTO]

ANNUAL REPORT
MARCH 31, 2001